Loans and advances to customers - Renegotiated loans (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Renegotiated loan amount	$ 6,814	$ 3,202	$ 6,413
Percentage of renegotiated loans	100.00%	100.00%	100.00%
Impaired loans
Financial instruments
Renegotiated loan amount	$ 3,746	$ 1,215	$ 1,764
Percentage of renegotiated loans	55.00%	38.00%	28.00%
Due to Concerns About Current or Potential Credit Deterioration | Performing loans
Financial instruments
Renegotiated loan amount	$ 3,068	$ 1,987	$ 4,649
Percentage of renegotiated loans	45.00%	62.00%	72.00%
Commercial, financial and industrial loans
Financial instruments
Renegotiated loan amount	$ 4,329	$ 1,907	$ 5,182
Commercial, financial and industrial loans | Impaired loans
Financial instruments
Renegotiated loan amount	3,011	1,028	1,606
Commercial, financial and industrial loans | Due to Concerns About Current or Potential Credit Deterioration | Performing loans
Financial instruments
Renegotiated loan amount	1,318	879	3,576
Mortgage loans
Financial instruments
Renegotiated loan amount	1,133	23
Mortgage loans | Impaired loans
Financial instruments
Renegotiated loan amount	530	1
Mortgage loans | Due to Concerns About Current or Potential Credit Deterioration | Performing loans
Financial instruments
Renegotiated loan amount	603	22
Installment loans to individuals
Financial instruments
Renegotiated loan amount	1,352	1,272	1,231
Installment loans to individuals | Impaired loans
Financial instruments
Renegotiated loan amount	205	186	158
Installment loans to individuals | Due to Concerns About Current or Potential Credit Deterioration | Performing loans
Financial instruments
Renegotiated loan amount	$ 1,147	$ 1,086	$ 1,073